Note 3 - Summary of Significant Accounting Policies: Property and Equipment (Policies)	9 Months Ended
Jul. 31, 2014
Policies
Property and Equipment

Property and Equipment

Property and equipment consists of production buildings, furniture, fixtures, equipment and vehicles which are recorded at cost and depreciated using the straight-line method over the estimated useful lives of five to fifteen years.

Maintenance and repairs are charged to expense as incurred.